UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2004

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      February 09, 2005

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 60
Form 13F Information Table Value Total: $1,146,756,145

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

      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 Arch Capital Group Ltd.    COMMON G0450A105       7,740,000     200,000 N       X                       200,000
 Adams Express Company      COMMON 006212104       1,305,676      99,518 N       X                        99,518
 American International Gro COMMON 026874107      21,999,450     335,000 N       X                       335,000
 Alkermes, Inc.             COMMON 01642T108       4,790,600     340,000 N       X                       340,000
 American Tower Corporation COMMON 029912201      10,120,000     550,000 N       X                       550,000
 Annuity and Life Re (Holdi COMMON G03910109         227,500     500,000 N       X                       500,000
 Apache Corporation         COMMON 037411105      33,629,050     665,000 N       X                       665,000
 Bank of America Corporatio COMMON 060505104      17,292,320     368,000 N       X                       368,000
 Bancroft Convertible Fund  COMMON 059695106         402,992      21,088 N       X                        21,088
 Biogen Idec Inc.           COMMON 09062X103      16,652,500     250,000 N       X                       250,000
 Bristol-Myers Squibb Compa COMMON 110122108       7,686,000     300,000 N       X                       300,000
 Berkshire Hathaway Inc.    COMMON 084670108      26,370,000         300 N       X                           300
 Brooks Automation, Inc.    COMMON 114340102       8,463,630     491,500 N       X                       491,500
 Central Securities Corpora COMMON 155123102       2,726,439     119,319 N       X                       119,319
 CIENA Corporation          COMMON 171779101       1,837,000     550,000 N       X                       550,000
 Costco Wholesale Corporati COMMON 22160K105      33,887,000     700,000 N       X                       700,000
 Cisco Systems, Inc.        COMMON 17275R102      17,388,000     900,000 N       X                       900,000
 CEMEX, S.A. de C.V. ADR    COMMON 151290889      40,062,000   1,100,000 N       X                     1,100,000
 Cytokinetics, Incorporated COMMON 23282W100         768,750      75,000 N       X                        75,000
 Diageo plc                 COMMON 25243Q205      20,258,000     350,000 N       X                       350,000
 Dollar General Corporation COMMON 256669102       3,094,730     149,000 N       X                       149,000
 Genentech, Inc.            COMMON 368710406      30,486,400     560,000 N       X                       560,000
 Devon Energy Corporation   COMMON 25179M103      62,272,000   1,600,000 N       X                     1,600,000
 EMC Corporation            COMMON 268648102       4,461,000     300,000 N       X                       300,000
 EMCORE Corporation         COMMON 290846104         687,530     197,000 N       X                       197,000
 EOG Resources, Inc.        COMMON 26875P101      19,624,000     275,000 N       X                       275,000
 El Paso Corporation 0%     CONV C 28336LAC3      11,840,625  22,500,000 N       X                    22,500,000
 Ethan Allen Interiors Inc. COMMON 297602104      11,005,500     275,000 N       X                       275,000
 Golden West Financial      COMMON 381317106      38,080,400     620,000 N       X                       620,000
 Genaera Corporation        COMMON 36867G100         923,400     270,000 N       X                       270,000
 Genta Incorporated         COMMON 37245M207         660,000     375,000 N       X                       375,000
 Halliburton Company        COMMON 406216101      20,601,000     525,000 N       X                       525,000
 The Home Depot, Inc.       COMMON 437076102      82,060,800   1,920,000 N       X                     1,920,000
 Juniper Networks, Inc.     COMMON 48203R104       4,078,500     150,000 N       X                       150,000
 Lamar Advertising Company  COMMON 512815101      21,390,000     500,000 N       X                       500,000
 Medtronic, Inc.            COMMON 585055106      22,351,500     450,000 N       X                       450,000
 MedImmune, Inc.            COMMON 584699102      12,335,050     455,000 N       X                       455,000
 MetLife, Inc.              COMMON 59156R108      16,204,000     400,000 N       X                       400,000
 MFA Mortgage Investments,  COMMON 55272X102       7,497,000     850,000 N       X                       850,000
 Millennium Pharmaceuticals COMMON 599902103       1,456,800     120,000 N       X                       120,000
 Molex Incorporated Class A COMMON 608554200      19,054,750     715,000 N       X                       715,000
 Montpelier Re Holdings Ltd COMMON G62185106       6,152,000     160,000 N       X                       160,000
 Microsoft Corporation      COMMON 594918104      40,748,000   1,525,000 N       X                     1,525,000
 M&T Bank Corporation       COMMON 55261F104      33,430,400     310,000 N       X                       310,000
 Annaly Mortgage Management COMMON 035710409      11,772,000     600,000 N       X                       600,000
 NetIQ Corporation          COMMON 64115P102       7,606,830     623,000 N       X                       623,000
 PepsiCo, Inc.              COMMON 713448108       7,830,000     150,000 N       X                       150,000
 Pfizer Inc                 COMMON 717081103      34,284,750   1,275,000 N       X                     1,275,000
 PartnerRe Ltd.             COMMON G6852T105      29,421,500     475,000 N       X                       475,000
 Everest Re Group, Ltd.     COMMON G3223R108      55,975,000     625,000 N       X                       625,000
 Reinsurance Group of Ameri COMMON 759351109      18,653,250     385,000 N       X                       385,000
 Republic Services, Inc.    COMMON 760759100      39,409,500   1,175,000 N       X                     1,175,000
 Royce Value Trust          COMMON 780910105       2,114,273     103,438 N       X                       103,438
 SunTrust Banks, Inc.       COMMON 867914103      15,145,400     205,000 N       X                       205,000
 The TJX Companies, Inc.    COMMON 872540109      62,825,000   2,500,000 N       X                     2,500,000
 Total S.A. ADR             COMMON 89151E109      30,206,000     275,000 N       X                       275,000
 Transatlantic Holdings, In COMMON 893521104      17,003,250     275,000 N       X                       275,000
 Unocal Corporation         COMMON 915289102      30,268,000     700,000 N       X                       700,000
 VeriSign, Inc.             COMMON 92343E102       4,485,600     133,500 N       X                       133,500
 Wal-Mart Stores, Inc.      COMMON 931142103      35,653,500     675,000 N       X                       675,000
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